FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
NOTE 24 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company is exposed to a variety of financial risks, which result from its financing, operating and investing activities. The objective of financial risk management is to minimize exposures in these financial risks and to mitigate a negative impact on the Company’s financial performance and position. The Company’s financial instruments are its cash and cash equivalents, deposits, trade and other receivables, loans, client liabilities, lease liabilities, trade and other payables and employee benefit liabilities. The Company actively measures, monitors and manages its financial risk exposures by various functions pursuant to the segregation of duties and principals. The risks arising from the Company’s financial instruments are mainly credit risks and currency risk. The risk management policies employed by the Company to manage these risks are discussed below.

A.	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the end of the reporting year.

The Group closely monitors the activities of its counterparties enabling it to ensure the prompt collection of customer balances. Furthermore, the Company engages only with reputable processors and customers (partners, operators and lotteries). The Group maintains its cash and cash equivalents at reputable well-known international banks.

Following Aspire Business Combination, as of December 31, 2022, the Group had one processor (11%) balance exceeding 10% of total consolidated trade receivables. Further revenues from Michigan Joint Operations (see Note 10B) for the year ended reflects 13% of the consolidated revenues (exceeded 10% of consolidated revenues in 2021 and 2020 as well).

B.	Market risk

Currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates.

The Company has discretion to hedge some or all of its forecast operational costs in Israel up to 12 months. Currency exposures are monitored by the Company monthly.

Sensitivity analysis to the currency risk

Any change in the currency exchange rates will cause a corresponding change in the related asset or liability and accordingly will affect the statement of comprehensive income (loss).

The table below summarizes the balances of the Group's financial instruments, by currency, as of December 31, 2022, in U.S. dollars (in thousands):

	USD	EUR	NIS	CZK	GBP	Other	Total

Financial assets
Cash and cash equivalents	4,420	13,321	1,979	919	15,292	5,248	41,179
Restricted Cash	330	256	14	-	11	27	638
Other Receivables	32	1,934	436	-	124	407	2,933
Restricted deposits - Joint Venture	2,075	178	-	-	-	1,845	4,098
Trade receivables	3,482	20,731	-	4,636	5,029	4,369	38,247
Due from the Michigan Joint Operation and NPI	3,768	-	-	-	-	-	3,768
Income tax receivable	-	393	143	-	-	-	536
Monetary assets	14,107	36,813	2,572	5,555	20,456	11,896	91,399
Financial liabilities
Trade and other payables	(3,312)	(5,306)	(1,077)	(2,552)	(2,722)	(1,073)	(16,042)
Lease liabilities	-	(54)	(7,739)	-	(97)	(83)	(7,973)
Employees' related payables and accruals	-	(2,871)	(3,749)	-	-	(642)	(7,262)
Liability with respect to Caesars' IP option	(3,450)	-	-	-	-	-	(3,450)
Loans from a financial institution, net	-	(209,287)	-	-	-	-	(209,287)
Accrued severance pay, net	-	(518)	(515)	-	-	-	(1,033)
Deferred taxes	-	(17,469)	-	-	-	-	(17,469)
Royalty payable	-	(10,838)	-	-	-	-	(10,838)
Income tax payable	(1,321)	(4,223)	(1,471)	(365)	-	(16)	(7,396)
Gaming tax payables	-	(1,439)	-	-	(8,694)	-	(10,133)
Client liabilities	(20)	(1,190)	-	-	(3,172)	(2,545)	(6,927)
Monetary liabilities	(8,103)	(253,195)	(14,551)	(2,917)	(14,685)	(4,359)	(297,810)
Net	6,004	(216,382)	(11,979)	2,638	5,771	7,537	(206,411)

Interest risk

Interest rate risk is the risk that the value of financial instruments will fluctuate due to changes in interest rates. The Company’s interest on loans from the financial institutions is linked to the EURIBOR.

The Company has not presented a sensitivity analysis of the impact on its statement of comprehensive income of potential movements in interest rates, as in the opinion of the directors, the change in the fair value of its financial assets or liabilities would be negligible.

C.	Liquidity risk

The Company monitors its liquidity in order to ensure that sufficient liquid resources are available to allow it to meet its obligations.

The following table details the contractual maturity analysis of the Company’s financial liabilities and interest to be incurred (representing undiscounted contractual cash-flows):

	As of December 31, 2022
	In 3 months	Between 3 months and 1 year	More than 1 year	Total
	U.S. dollars (in thousands)
Loans and interest	3,103	9,413	244,162	256,678
Lease liabilities	-	1,150	6,823	7,973
Trade and other payables	16,042	-	-	16,042
Royalty payables	10,838	-	-	10,838
Client liabilities	6,927	-	-	6,927

Total	36,910	10,563	250,985	298,458